Cash and Cash Equivalents - Schedule of cash and cash equivalents (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Short Term Investments [Line Items]
Cash and cash equivalents	$ 83,238	$ 67,462	$ 184,173
Operating cash
Disclosure Of Short Term Investments [Line Items]
Interest rate	0.00%
Cash and cash equivalents	$ 75,819	31,702
High interest savings accounts
Disclosure Of Short Term Investments [Line Items]
Interest rate	1.80%
Cash and cash equivalents	$ 7,419	$ 35,760